Finance income	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Finance income

11. Finance income

	2021 £m	2020 £m	2019 £m
Finance income arising from:

Financial assets measured at amortised cost	26	29	69

Financial assets measured at fair value through profit or loss	–	10	10

Net gains arising from the forward element of forward contracts in net investment hedge relationships	–	5	19

Other finance income	2	–	–
	28	44	98